Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
	Three Months Ended March 31,
	2021	2020
Common stock subject to possible redemption
Numerator: Earnings attributable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$933	$224,262
Less: interest available to be withdrawn for payment of taxes	(808)	(542,908)
Net income attributable to common stock subject to possible redemption	$125	$181,354
Denominator: Weighted Average Redeemable Common Stock
Basic and diluted weighted average shares outstanding	3,881,505	6,076,290
Basic and diluted net income per share, redeemable common stock	$0.00	$0.03

Non-Redeemable Common Stock
Numerator: Net Income (Loss) minus Net Earnings – Basic
Net income (loss)	$200,913	$(305)
Less: income allocable to common stock subject to possible redemption	(125)	(181,354)
Non-Redeemable Net Income (Loss) – Basic	$200,788	$(181,659)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic weighted average shares outstanding, Non-redeemable common stock	8,086,215	7,148,526
Basic net income (loss) per share, Non-redeemable common stock	$0.02	$(0.03)

Numerator: Net Income (Loss) minus Net Earnings – Diluted
Non-redeemable net income (loss) – Basic	$200,788	$(181,659)
Less: change in fair value of derivative liability	(853,000)	—
Non-Redeemable Net Income (Loss) – Diluted	$(652,212)	$(181,659)
Denominator: Weighted Average Non-Redeemable Common Stock
Diluted weighted average shares outstanding, Non-redeemable common stock	8,206,296	7,148,526
Diluted net loss per share, Non-redeemable common stock	$(0.08)	$(0.03)

	Year Ended
	December 31, 2020	December 31, 2019
Common stock subject to possible redemption
Numerator: Earnings attributable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$233,723	$3,730,367
Less: interest available to be withdrawn for payment of taxes	—	(753,586)
Net income attributable to common stock subject to possible redemption	$233,723	$2,976,781
Denominator: Weighted Average Redeemable Common Stock
Basic and diluted weighted average shares outstanding	5,207,431	17,476,926
Basic and diluted net income per share, redeemable common stock	$0.04	$0.17

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(3,166,547)	$2,533,106
Less: income allocable to common stock subject to possible redemption	(233,723)	(2,976,781)
Non-Redeemable Net Loss	$(3,400,270)	$(443,675)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	7,272,058	7,101,692
Basic and diluted net loss per share, Non-redeemable common stock	$(0.47)	$(0.06)